Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		$ 20,016,146		$ 1,546,537	$ 30,024,934
Expenses related to unsuccessful wells	$ 21,021,660	$ 22,296,103	$ 19,351,986